INCOME TAX EXPENSES (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of income tax expense reported in the consolidated statements of profit or loss and comprehensive income are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Current income tax expense	13,751	97,381	75,515	524
Deferred tax expense (benefit)	4,517	(3,189)	(41,401)	(287)
Total	18,268	94,192	34,114	237

SCHEDULE OF RECONCILIATION OF THE STATUTORY TAX RATE

A reconciliation of the statutory tax rate to the effective tax rate is presented below:

	For the years ended June 30,
	2023	2024	2025
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Japanese statutory tax rate	34.6%	34.6%	34.6%
Different tax rates in Japan and other jurisdiction	3.4%	3.7%	11.7%
Effect of non-deductible expenses	3.4%	1.7%	9.4%
Effect of tax losses not recognized	(5.7)%	0.7%	13.7%
Effective income tax rate	35.7%	40.7%	69.4%

SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES

The breakdown of the net deferred tax assets and liabilities is as follows:

	As of July 1, 2022	(Charged)/ credited to profit or loss	As of June 30, 2023	(Charged)/ credited to profit or loss	As of June 30, 2024	(Charged)/ credited to profit or loss	As of June 30, 2025	As of June 30, 2025
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Expected credit losses	30,955	(8,598)	22,357	(313)	22,044	10,111	32,155	223
Lease liabilities	559,704	11,533	571,237	(31,430)	539,807	(108,506)	431,301	2,992
Net operating loss carry forwards	—	—	—	—	—	41,525	41,525	288
Provision for asset retirement obligation	143	5,874	6,017	191	6,208	(6,058)	150	1
Total deferred tax assets	590,802	8,809	599,611	(31,552)	568,059	(62,928)	505,131	3,504

Right-of-use assets	502,381	(3,156)	499,225	(59,335)	439,890	(109,299)	330,591	2,293
Investment in sublease	62,086	16,482	78,568	24,594	103,162	4,970	108,132	750
Total deferred tax liabilities	564,467	13,326	577,793	(34,741)	543,052	(104,329)	438,723	3,043
Deferred tax assets (liabilities), net	26,335	(4,517)	21,818	3,189	25,007	41,401	66,408	461